Note 10 - Retirement Plan	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note
10
– Retirement Plan

The Company sponsors a
401
(k) plan that allows participation by all employees who are at least
21
years of age and have completed
one
year of service. The Company's contributions to the plan consist of a matching contribution as determined by the plan document. Costs recognized under the
401
(k) plan were
$0.3
million for each of the years ended
September 30, 2018,
2017
and
2016.